SCHEDULE OF NET REVENUES DISAGGREGATED BY GEOGRAPHY (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total revenues	$ 46,526	$ 35,798	$ 47,178	$ 42,477
UNITED STATES
Segment Reporting [Line Items]
Total revenues	38,464	32,222	42,525	34,772
AUSTRALIA
Segment Reporting [Line Items]
Total revenues	3,592	1,464	2,034	3,253
CANADA
Segment Reporting [Line Items]
Total revenues	1,680	623	1,059	2,469
BRAZIL
Segment Reporting [Line Items]
Total revenues	775	4	4	705
MEXICO
Segment Reporting [Line Items]
Total revenues	4	307	315
Europe [Member]
Segment Reporting [Line Items]
Total revenues	1,123	1,090	1,124	486
All Other Country [Member]
Segment Reporting [Line Items]
Total revenues	$ 888	$ 88	$ 117	$ 792